Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures (Parentheticals)	Dec. 31, 2014
3.84% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures (Parentheticals) [Line Items]
Interest rate	3.84%
6.40% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures (Parentheticals) [Line Items]
Interest rate	6.40%
5.44% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures (Parentheticals) [Line Items]
Interest rate	5.44%